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                                     [LOGO]
                              The
                                 NORTH CAROLINA
                               TAX FREE BOND FUND

                             A NO-LOAD MUTUAL FUND

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

                                February 28, 2002

                                   (Unaudited)

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                                     [LOGO]
                                  BOYS, ARNOLD
                                & COMPANY, INC.

                               INVESTMENT ADVISOR
                            Post Office Drawer 5255
                            1272 Hendersonville Road
                      Asheville, North Carolina 28813-5255
                                 1.800.286.8038

                               FUND ADMINISTRATOR
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354
                                 1.800.841.0987
--------------------------------------------------------------------------------

April 3, 2002

To the Shareholders of The North Carolina Tax Free Bond Fund:

We are pleased to present this Semi-Annual Report for your Fund for the six months ended February 28, 2002.

Your Fund performed well in a difficult environment. The trailing six-month period was quite volatile, bracketed by the 9/11 disasters at the outset and increasing evidence of economic recovery as the New Year unfolded. Each of these scenarios holds vastly different consequences for bond investors. However, over the last six months, short-term rates fell while intermediate and longer-term rates rose.

For the six months ended February 28, 2002, the Fund's total return was 1.75% which includes income and slight capital depreciation after all expenses. The Fund's total return compares favorably to the average total return for the 35 North Carolina Municipal Debt Funds which increased 1.27% as ranked by Lipper Analytical Services, Inc. for the same period. The Fund's net asset value on February 28, 2002 was $11.05 per share and the tax free income paid for the period was $0.22 per share.

Federal Reserve Chairman Alan Greenspan has conceded that the economy is turning and that he anticipates a relatively modest recovery. As the economy recovers, interest rates are likely to increase. However, inflation remains contained with moderate energy prices, global over capacity in many industries and slack demand for labor. We anticipate that these conditions will persist for some time and contribute to a more muted recovery than usual. We believe such an outcome should allow bonds to have good returns again this year. We will closely monitor the progress of the recovery in the event of a sustained up trend in interest rates.

Municipal bonds offer investors one of the few remaining tax advantaged investments and they remain attractive to Treasuries on a tax equivalent basis. In addition, we believe that they offer relative safety and stability during periods of stock market volatility. Although the Fund is limited to bonds in North Carolina, the State has maintained its "AAA" credit rating and the overall portfolio of the Fund has an AAA rating. We encourage investors to maintain a long-term perspective toward their investment in the Fund and to consider a plan of regular investment through dollar cost averaging.

We appreciate your continued trust and support and we welcome your comments and suggestions.

Sincerely,


John B. Kuhns                                Jon L. Vannice

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 2002
                                   (Unaudited)

ASSETS
     Investment securities, at value
          (amortized cost $15,046,353)                             $ 15,773,696
     Interest receivable                                                206,994
     Receivable from Advisor                                              1,213
     Other assets                                                            30
                                                                   ------------
          TOTAL ASSETS                                               15,981,933
                                                                   ------------

LIABILITIES
     Dividends payable                                                    6,702
     Payable for capital shares redeemed                                 22,343
     Payable for securities purchased                                   309,900
     Payable to Administrator                                             4,695
     Other accrued expenses and liabilities                               4,658
                                                                   ------------
          TOTAL LIABILITIES                                             348,298
                                                                   ------------

NET ASSETS                                                         $ 15,633,635
                                                                   ============

NET ASSETS CONSIST OF
Paid-in capital                                                    $ 15,028,606
Accumulated net realized losses from
     security transactions                                             (122,314)
Net unrealized appreciation on investments                              727,343
                                                                   ------------
          NET ASSETS                                               $ 15,633,635
                                                                   ============

Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                      1,414,980
                                                                   ============

Net asset value, offering price and redemption
     price per share                                               $      11.05
                                                                   ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                             STATEMENT OF OPERATIONS

                   For the Six Months Ended February 28, 2002
                                   (Unaudited)

INVESTMENT INCOME
     Interest                                                      $    376,896
                                                                   ------------

EXPENSES
     Investment advisory fees                                            28,640
     Shareholder servicing fees                                          19,124
     Accounting services fees                                            12,000
     Administration fees                                                 11,392
     Professional fees                                                    7,757
     Transfer agent fees                                                  6,000
     Custodian fees                                                       5,772
     Trustees' fees and expenses                                          4,444
     Insurance expense                                                    3,575
     Pricing costs                                                        3,124
     Postage and supplies                                                 2,299
     Reports to shareholders                                                550
     Registration fees                                                      105
                                                                   ------------
          TOTAL EXPENSES                                                104,782
     Investment advisory fees waived                                    (21,170)
     Shareholder servicing fees waived                                  (19,124)
                                                                   ------------
          NET EXPENSES                                                   64,488
                                                                   ------------

NET INVESTMENT INCOME                                                   312,408
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
     Net realized losses from security transactions                         (88)
     Net change in unrealized appreciation/
          depreciation on investments                                   (60,787)
                                                                   ------------
          NET REALIZED AND UNREALIZED
            LOSSES ON INVESTMENTS                                       (60,875)
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    251,533
                                                                   ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Six Months
                                                                             Ended
                                                                          February 28,      Year Ended
                                                                              2002          August 31,
                                                                          (Unaudited)          2001
                                                                          ------------     ------------
FROM OPERATIONS
     Net investment income                                                $    312,408     $    610,706
     Net realized gains (losses) from security transactions                        (88)             678
     Net change in unrealized appreciation/depreciation on investments         (60,787)         675,119
                                                                          ------------     ------------
          NET INCREASE IN NET ASSETS FROM OPERATIONS                           251,533        1,286,503
                                                                          ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                               (312,408)        (610,706)
                                                                          ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                               1,150,643        1,248,952
     Net asset value of shares issued in
          reinvestment of distributions to shareholders                        260,751          516,228
     Payment for shares redeemed                                              (922,464)      (1,203,304)
                                                                           ------------     ------------
          NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           488,930          561,876
                                                                          ------------     ------------

TOTAL INCREASE IN NET ASSETS                                                   428,055        1,237,673

NET ASSETS
     Beginning of period                                                    15,205,580       13,967,907
                                                                          ------------     ------------
     End of period                                                        $ 15,633,635     $ 15,205,580
                                                                          ============     ============

CAPITAL SHARE ACTIVITY
     Shares sold                                                               104,292          116,390
     Shares issued in reinvestment of distributions to shareholders             23,743           47,756
     Shares redeemed                                                           (84,859)        (111,904)
                                                                          ------------     ------------
     Net increase in shares outstanding                                         43,176           52,242
     Shares outstanding, beginning of period                                 1,371,804        1,319,562
                                                                          ------------     ------------
     Shares outstanding, end of period                                       1,414,980        1,371,804
                                                                          ============     ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                                                        Year Ended August 31,
                                                   Six Months Ended   --------------------------------------------------------
                                                  February 28, 2002
                                                     (Unaudited)       2001        2000        1999        1998        1997
                                                       -------        -------     -------     -------     -------     -------

NET ASSET VALUE AT BEGINNING OF PERIOD                 $ 11.08        $ 10.59     $ 10.43     $ 11.11     $ 10.63     $ 10.32
                                                       -------        -------     -------     -------     -------     -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net investment income                                0.22           0.46        0.46        0.44        0.45        0.47
     Net realized and unrealized gains
          (losses) on investments                        (0.03)          0.49        0.17       (0.58)       0.48        0.31
                                                       -------        -------     -------     -------     -------     -------
        TOTAL FROM INVESTMENT OPERATIONS                  0.19           0.95        0.63       (0.14)       0.93        0.78
                                                       -------        -------     -------     -------     -------     -------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                          (0.22)         (0.46)      (0.46)      (0.44)      (0.45)      (0.47)
     From net realized gains from
          security transactions                             --             --       (0.01)      (0.10)         --          --
                                                       -------        -------     -------     -------     -------     -------
        TOTAL DISTRIBUTIONS                              (0.22)         (0.46)      (0.47)      (0.54)      (0.45)      (0.47)
                                                       -------        -------     -------     -------     -------     -------

NET ASSET VALUE AT END OF PERIOD                       $ 11.05        $ 11.08     $ 10.59     $ 10.43     $ 11.11     $ 10.63
                                                       =======        =======     =======     =======     =======     =======

TOTAL RETURN                                              1.75%(A)       9.12%       6.30%      (1.36%)      8.92%       7.71%
                                                       =======        =======     =======     =======     =======     =======

NET ASSETS AT END OF PERIOD (000's)                    $15,634        $15,206     $13,968     $13,908     $12,436     $ 9,954
                                                       =======        =======     =======     =======     =======     =======

RATIO OF EXPENSES TO AVERAGE NET ASSETS
     Before expense reimbursements and waived fees        1.38%(B)       1.32%       1.36%       1.41%       1.42%       1.68%
     After expense reimbursements and waived fees         0.85%(B)       0.85%       0.85%       0.85%       0.83%       0.85%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      4.12%(B)       4.22%       4.50%       4.08%       4.15%       4.49%

PORTFOLIO TURNOVER RATE                                      1%(B)          1%         19%          5%         36%         20%

(A)  Not annualized.
(B)  Annualized.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2002
                                   (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS -- 94.8%
Appalachian State University, North Carolina          $  150,000      5.90%      05-15-08    $  164,885
     Utility System Revenue

Asheville, North Carolina                                150,000      5.50%      08-01-11       160,985
     Water System Revenue

Buncombe County, North Carolina                          500,000      5.00%      12-01-12       523,385
     Certificate of Participation

Buncombe County, North Carolina                          100,000      5.30%      03-01-08       107,597
     Solid Waste System Special Obligation Revenue

Buncombe County, North Carolina                          200,000      5.60%      03-01-11       213,924
     Solid Waste System Special Obligation Revenue

Cabarrus County, North Carolina                          250,000      5.40%      02-01-17       262,825
     General Obligation

Charlotte, North Carolina                                250,000      5.25%      02-01-14       265,643
     General Obligation

Charlotte, North Carolina                                125,000      6.10%      12-01-15       140,344
     Law Enforcement Facilities Project Series A
     Certificate of Participation

Charlotte, North Carolina                                400,000      5.30%      04-01-08       425,692
     Public Improvements

Charlotte, North Carolina                                500,000      6.00%      06-01-20       577,510
     Storm Water Revenue

Charlotte, North Carolina                                300,000      5.25%      02-01-18       307,131
     Water & Sewer General Obligation

Charlotte, North Carolina                                400,000      5.60%      05-01-20       447,740
     Water & Sewer General Obligation

Cumberland County, North Carolina                        500,000      5.25%      10-01-11       522,510
     Hospital Facilities Revenue

Currituck County, North Carolina                         300,000      5.40%      04-01-14       314,244
     General Obligation


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2002
                                   (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS -- 94.8%
Duke University Hospital                              $  500,000      5.25%      06-01-17    $  504,890
     Community Hospital Revenue

Durham, North Carolina                                   200,000      5.80%      02-01-12       212,908
     General Obligation Revenue

Fayetteville, North Carolina                             500,000      5.10%      03-01-15       516,590
     Public Works Revenue

Gaston County, North Carolina                            500,000      5.00%      03-01-17       515,600
     General Obligation

Gaston, North Carolina                                   600,000      5.50%      02-15-15       619,661
     Memorial Hospital Project Revenue

Gastonia, North Carolina                                 100,000      5.70%      08-01-15       105,903
     Police Station Project Certificate
     of Participation

Gastonia, North Carolina                                 200,000      5.50%      05-01-13       214,806
     Street Improvements General Obligation

Gastonia, North Carolina                                 400,000      5.50%      05-01-16       425,376
     Street Improvements General Obligation

Greensboro, North Carolina                               500,000      5.00%      03-01-12       521,320
     General Obligation Unlimited

High Point, North Carolina                               100,000      5.60%      03-01-14       105,484
     General Obligation

Johnston County, North Carolina                          300,000      5.00%      05-01-18       307,017
     General Obligation

Lincolnton, North Carolina                               200,000      5.38%      05-01-16       209,394
     Enterprise System Revenue

Mecklenburg County, North Carolina                       200,000      5.50%      04-01-11       217,366
     Public Improvement General Obligation

Morganton, North Carolina                                500,000      5.70%      06-01-13       531,380
     Water & Sewer General Obligation Revenue


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2002
                                   (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS -- 94.8%
North Carolina Central University                     $  200,000      5.80%      11-01-17    $  214,226
     Housing System Revenue

North Carolina Housing Finance Agency                    500,000      5.10%      07-01-17       505,949
     Home Ownership Series 2-B Revenue

North Carolina Housing Finance Agency                    395,000      5.45%      01-01-11       415,896
     Home Ownership Series 6-B Revenue

North Carolina Housing Finance Agency                     95,000      5.80%      07-01-13        99,359
     Multifamily Series A Revenue

North Carolina Municipal Power Agency                    100,000      6.00%      01-01-09       112,434
     Number 1 - Catawba Electric Revenue

North Carolina Municipal Power Agency                    100,000      5.75%      01-01-15       102,720
     Number 1 - Catawba Electric Revenue

North Carolina State                                     100,000      5.80%      06-01-16       109,859
     Clean Water Series A General Obligation

North Carolina State University                          500,000      5.13%      12-15-16       513,215
     Centennial Campus Series B Revenue

Piedmont Triad Airport Authority                         300,000      5.63%      07-01-14       323,436
     North Carolina Series A Revenue

Piedmont Triad Airport Authority                         200,000      5.88%      07-01-19       214,826
     North Carolina Series A Revenue

Pitt County, North Carolina                              500,000      5.25%      12-01-12       526,205
     Memorial Hospital Revenue

Pitt County, North Carolina                              100,000      5.50%      12-01-15       103,885
     Memorial Hospital Revenue

Raleigh, North Carolina                                  500,000      5.25%      06-01-13       528,019
     General Obligation


                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2002
                                   (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL    INTEREST     MATURITY
                                                        AMOUNT       RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS -- 94.8%
University of North Carolina                          $  500,000      5.40%      05-15-16    $  557,555
     General Obligation Revenue

Wake Forest University                                   500,000      5.00%      11-01-17       508,895
     Finance Agency Revenue

Wilmington, North Carolina                               400,000      5.40%      06-01-13       433,392
     Water & Sewer System Revenue

Winston-Salem, North Carolina                            100,000      5.50%      06-01-12       105,943
     General Obligation

                                                                   ------------
TOTAL MUNICIPAL OBLIGATIONS - 94.8% (AMORTIZED COST $14,090,581)   $ 14,817,924

CASH EQUIVALENTS - 6.1%
  Federated North Carolina Municipal Money Market Portfolio
      (amortized cost $955,772)                                    $    955,772
                                                                   ------------

TOTAL VALUE OF INVESTMENT SECURITIES -- 100.9%
(AMORTIZED COST $15,046,353)(A)                                    $ 15,773,696

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)                        (140,061)
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 15,633,635
                                                                   ============

(a) As of February 28, 2002, the cost of investment securities for federal income tax purposes was the same as that shown for financial statement purposes. Net unrealized appreciation of $727,343 was comprised of gross unrealized appreciation and depreciation of $730,880 and $3,537, respectively.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2002
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The North Carolina Tax Free Bond Fund (the Fund) is a no-load, non-diversified series of Albemarle Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 and organized in 1992 as a Massachusetts business trust. The Fund began operations on January 13, 1993.

The investment objectives of the Fund are to provide current income exempt from federal income taxes and from the personal income taxes of North Carolina, to preserve capital and to protect the value of the portfolio against the effects of inflation. The Fund invests primarily in debt instruments of municipal bonds, the interest on which is exempt from federal income taxes and from personal income taxes of North Carolina and not subject to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and legislative developments in the state of North Carolina.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Municipal obligations are valued by an independent pricing service which generally utilizes a computerized matrix system with consideration given to security quality, maturity, coupon, call features and the latest trading developments. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the security is valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price per share and the redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. The Fund may purchase securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2002
                                   (Unaudited)

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders. For the six months ended February 28, 2002, the Fund has designated 100% of its distributions paid to shareholders from net investment income as exempt-interest dividends for federal income tax purposes.

As of February 28, 2002, the Fund had capital loss carryforwards for federal income tax purposes of $15,622 and $106,604, which will expire on August 31, 2008 and 2009, respectively. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

Cost  of  purchases  and  proceeds  from  sales  and  maturities  of  investment
securities,  other  than  short-term  investments,   amounted  to  $524,417  and
$107,000, respectively, for the six months ended February 28, 2002.

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Boys, Arnold & Company, Inc. (the Advisor), or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The Advisor currently intends to voluntarily waive its investment advisory fees and/or reimburse expenses of the Fund to the extent

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2002
                                   (Unaudited)

necessary to limit the total operating expenses of the Fund to 0.85% of its average daily net assets. For the six months ended February 28, 2002, the Advisor waived $21,170 of its investment advisory fees.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of the next $50 million of such net assets; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, of $2,000 per month from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING PLAN
Under the terms of a Shareholder Servicing Plan (the Plan), the Fund may incur certain expenses for the compensation of persons providing ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by IFS. The basis for amounts paid under the Plan must be approved by the Board of Trustees and may not exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2002, the Fund incurred and the Advisor subsequently reimbursed $19,124 of shareholder servicing fees under the Plan.

4.   ADOPTION OF NEW AUDIT GUIDE

The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"), as revised, effective September 1, 2001.
There has been no material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.